Discontinued Operation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues	$ 42,940,136	$ 44,631,115	$ 52,969,670
Cost of revenues	33,997,253	34,914,317	42,859,530
Gross profit (loss)	8,942,883	9,716,798	10,110,140
Total operating expenses	4,958,565	6,057,971	4,176,229
Income from operations	3,984,318	3,658,827	5,933,911
Provision for income taxes	3,111,047	2,364,489	3,141,969
Loss from discontinued operations	(1,078,534)	(1,884,611)	(1,451,689)
Discontinued Operation [Member]
Revenues	65,778	2,687,305	520,624
Cost of revenues	11,207	2,230,100	538,226
Gross profit (loss)	54,571	457,205	(17,602)
Total operating expenses	1,013,008	2,283,967	1,343,546
Income from operations	(958,437)	(1,826,762)	(1,361,148)
Other expenses, net	(118,214)	(57,849)	(90,541)
Loss before income taxes	(1,076,651)	(1,884,611)	(1,451,689)
Provision for income taxes	0	0	0
Loss from discontinued operations	$ (1,076,651)	$ (1,884,611)	$ (1,451,689)